Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Name	KPMG LLP
Auditor Firm ID	85
Auditor Location	Vancouver, B.C., Canada
Document Period End Date	Dec. 31, 2022
Entity File Number	001-40961
Entity Registrant Name	Skeena Resources Limited
Entity Incorporation, State or Country Code	A1
Entity Tax Identification Number	00-0000000
Entity Address State Or Province	BC
Entity Address, Address Line One	1021 West Hastings Street
Entity Address, Adress Line Two	Suite 650
Entity Address, City or Town	Vancouver
Entity Address, Country	CA
Entity Address, Postal Zip Code	V63 0C3
City Area Code	604
Local Phone Number	684-8725
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	SKE
Security Exchange Name	NYSE
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	77,655,882
Entity Central Index Key	0001713748
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address State Or Province	NY
Contact Personnel Name	CT Corporation System
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940